WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 101.0%
Education - 5.9%
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts & Sciences Project, Refunding	5.000%	11/1/41	$4,500,000	$5,046,480
UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	7,375,450
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,835,724	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	2,002,158	(a)
California State University Revenue, System-wide, Series A, Refunding,	5.000%	11/1/38	2,500,000	3,011,100
University of California, General Revenue, Refunding	5.000%	5/15/37	5,000,000	6,039,300

Total Education				25,310,212

Health Care - 6.7%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare, Series A	5.000%	8/1/43	5,000,000	5,584,800
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,270,760
Stanford Hospital & Clinics, Series A	5.000%	8/15/51	10,000,000	10,848,500	(b)
California State MFA Revenue, Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	599,060
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,824,758	(a)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,504,334
Health Facility, Los Angeles Jewish Home for the Aging, Series L, CMI	5.000%	11/15/37	6,035,000	6,050,027

Total Health Care				28,682,239

Housing - 2.9%
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,170,080
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,749,885
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,162,980
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,160,450
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	3,151,693
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,496,495	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - (continued)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	$1,000,000	$1,134,750	(a)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,573,117	(a)

Total Housing				12,599,450

Industrial Revenue - 21.9%
California State PCFA Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	2.500%	5/1/24	2,450,000	2,475,750	(c)(d)(e)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	11,185,440	(a)(c)
Chula Vista, CA, IDR:
San Diego Gas & Electric Co., Series A	5.875%	2/15/34	5,610,000	5,629,691
San Diego Gas & Electric Co., Series C	5.875%	2/15/34	11,000,000	11,038,610
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/35	2,000,000	2,304,680
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	2,000,000	1,990,020
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	1,500,000	1,492,515
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/24	10,000,000	11,510,500
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,111,150
Natural Gas Purchase, Series A	5.500%	11/15/37	10,970,000	15,004,217
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	5,000,000	7,512,900
Series C	6.500%	11/1/39	9,000,000	13,523,220
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A	5.000%	1/1/36	1,000,000	1,210,900	(c)
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	6,072,607

Total Industrial Revenue				94,062,200

Leasing - 6.1%
Anaheim, CA, Public Financing Authority Revenue, Series A, Refunding	5.000%	5/1/39	5,500,000	6,276,325
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	6,000,000	6,210,120

See Notes to Schedule of Investments.

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WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - (continued)
San Diego, CA, Public Facilities Financing Authority Revenue, Capital Improvement Project, Series A	5.000%	10/15/44	$6,000,000	$7,006,740
San Mateo, CA, Joint Powers Financing Authority Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	4,271,754
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,417,520

Total Leasing				26,182,459

Local General Obligation - 6.8%
Gilroy Unified School District, USD, Refunding, Election 2008 & 2016, GO	4.000%	8/1/48	2,000,000	2,171,540
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	2,000,000	1,108,900
Series A, Refunding	0.000%	8/1/36	2,000,000	1,054,520
Series A, Refunding	0.000%	8/1/37	1,000,000	499,640
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,900,880
Oxnard Union High School District, CA, GO, 2018 Election, Series A	5.000%	8/1/42	5,500,000	6,481,310
San Diego, CA, USD, GO, CAB:
Series I	0.000%	7/1/34	5,000,000	3,003,350
Series I	0.000%	7/1/35	5,000,000	2,864,300
Series I	0.000%	7/1/36	6,500,000	3,547,700
Simi Valley USD, Series B, GO	4.000%	8/1/48	3,250,000	3,535,383	(f)
Westside Union School District:
Refunding, GO	5.000%	8/1/26	1,400,000	1,655,990	(f)
Refunding, GO	5.000%	8/1/40	1,210,000	1,385,716	(f)

Total Local General Obligation				29,209,229

Other - 3.1%
California MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	1,058,060	(a)
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	2,000,000	2,124,180	(a)
California State MFA Revenue, Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	4,000,000	4,646,320	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - (continued)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	$955,000	$1,038,438
San Mateo, CA, Foster City Public Financing Authority, Wastewater Revenue	5.000%	8/1/49	3,500,000	4,294,290	(f)

Total Other				13,161,288

Power - 8.7%
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	5,000,000	5,889,050
Series B, Refunding	5.000%	7/1/38	2,000,000	2,397,800
Series C	5.000%	7/1/42	5,000,000	5,988,500
Main Street Natural Gas Inc., GA, Gas Project Revenue, Subordinated, Series E, LIQ - Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.570%)	1.990%	12/1/23	4,250,000	4,212,090	(d)(e)
Modesto, CA, Irrigation District COP, Capital Improvements, Series A	5.750%	10/1/34	5,505,000	5,521,955
Northern California Transmission Agency, Refunding, California Oregon Project, Series A	5.000%	5/1/39	1,500,000	1,757,445
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	700,000	560,000	*(g)
Series A	5.050%	7/1/42	170,000	136,000	*(g)
Series XX	5.250%	7/1/40	1,550,000	1,243,875	*(g)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/35	2,000,000	2,525,000
Series A, Refunding	5.000%	10/1/48	1,250,000	1,530,663
Santa Clara, CA, Electric Revenue:
Series A, Refunding	5.375%	7/1/29	1,555,000	1,682,976
Series A, Refunding	5.000%	7/1/30	3,500,000	3,760,505

Total Power				37,205,859

Pre-Refunded/Escrowed to Maturity - 14.4%
California State Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics, Series A-2, Refunding	5.250%	11/15/40	7,500,000	8,217,000	(h)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.750%	2/1/38	2,500,000	2,521,375	(h)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA - Collateralized	7.750%	5/1/22	95,000	104,134	(c)(i)

See Notes to Schedule of Investments.

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WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Imperial Irrigation District, CA, Electric System Revenue, Series A, Refunding	5.500%	11/1/41	$6,000,000	$6,354,780	(h)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,136,075	(h)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario, CA, Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	2,914,785	(i)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,213,500	(h)
Redding, CA, Electric System Revenue, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	760,000	811,741	(i)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA - Collateralized, Series A	7.800%	5/1/21	1,000,000	1,114,640	(c)(i)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series A	5.000%	6/1/32	18,000,000	18,663,120	(h)
San Bernardino County, CA, COP, Capital Facilities Project, Series B	6.875%	8/1/24	2,000,000	2,350,880	(i)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,435,000	1,654,268	(i)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	760,000	822,176	(i)

Total Pre-Refunded/Escrowed to Maturity				61,878,474

Special Tax Obligation - 6.7%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,962,555
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	4,000,000	5,047,520
Transit Improvements, Series A	5.000%	7/1/44	1,500,000	1,835,430
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,140,000	2,310,965
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	12,269,700
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,500,000	1,759,590
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,550,000	3,545,562

Total Special Tax Obligation				28,731,322

See Notes to Schedule of Investments.

5

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - 3.1%
California State, GO:
Various Purpose	5.000%	10/1/48	$5,000,000	$6,071,700
Various Purpose, Refunding	5.000%	4/1/29	5,385,000	7,024,356

Total State General Obligation				13,096,056

Transportation - 3.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	7,565,610
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.520%	4/1/24	500,000	513,620	(d)(e)
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,297,420
Los Angeles, CA, Department of Airports Revenue, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,744,000	(c)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	200,000	221,580
Senior Lien, Series A	5.750%	6/1/48	500,000	553,290

Total Transportation				15,895,520

Water & Sewer - 11.0%
California Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,830,200
Contra Costa County, CA, Water District Revenue, Series R, Refunding	5.000%	10/1/43	2,000,000	2,265,640
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,575,040
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	5,258,970
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series B, Refunding	5.000%	7/1/43	10,000,000	11,034,400
Metropolitan Water District of Southern California, Water Revenue:
Refunding	5.000%	1/1/37	1,000,000	1,253,150
Refunding	5.000%	1/1/39	3,500,000	4,358,305
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	600,000	601,500
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,243,870

See Notes to Schedule of Investments.

6

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Series A, Refunding	5.000%	8/1/37	$3,350,000	$4,143,112
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,637,110
Series 2018	5.000%	8/1/48	2,000,000	2,416,860
Stockton, CA, Public Financing Authority Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,674,958

Total Water & Sewer				47,293,115

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $394,482,254)				433,307,423

SHORT-TERM INVESTMENTS - 0.7%
MUNICIPAL BONDS - 0.7%
Development - 0.4%
Mississippi State Business Finance Corp., Gulf Opportunity Revenue, Chevron USA Inc., Series D	1.700%	11/1/35	1,800,000	1,800,000	(j)(k)

Other - 0.3%
New York City, NY, GO, Subseries H-5, LOC - Dexia Credit Local	2.000%	3/1/34	1,200,000	1,200,000	(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,000,000)				3,000,000

TOTAL INVESTMENTS - 101.7% (Cost - $397,482,254)				436,307,423
Liabilities in Excess of Other Assets - (1.7)%				(7,178,651)

TOTAL NET ASSETS - 100.0%				$429,128,772

See Notes to Schedule of Investments.

7

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on these securities is currently in default as of May 31, 2019.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)

Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities. (j) Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

8

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

At May 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	39	9/19	$6,681,425	$6,855,469	$(174,044)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

10

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$433,307,423	—	$433,307,423
Short-Term Investments†	—	3,000,000	—	3,000,000

Total Investments	—	$436,307,423	—	$436,307,423

11

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$174,044	—	—	$174,044

†	See Schedule of Investments for additional detailed categorizations.

12

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Sovereign Bonds - 57.1%
Angola - 1.0%
Angolan Government International Bond, Senior Notes	9.500%	11/12/25	200,000		$218,655	(a)
Angolan Government International Bond, Senior Notes	9.375%	5/8/48	200,000		201,647	(a)

Total Angola					420,302

Argentina - 3.6%
Argentina Bonar Bonds (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%)	52.508%	4/3/22	450,000	ARS	8,647	(b)
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	68.804%	6/21/20	6,680,000	ARS	149,019	(b)
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	378,550		288,644
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/29 then 5.250%)	3.750%	12/31/38	610,000		330,169	(b)
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	370,000		319,199	(a)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	190,000		143,450	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		121,402	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	150,000		110,626	(a)

Total Argentina					1,471,156

Armenia - 0.5%
Republic of Armenia International Bond, Senior Notes	6.000%	9/30/20	200,000		204,988	(c)

Brazil - 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	940,000	BRL	259,892
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		203,350
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	200,000		185,377

Total Brazil					648,619

Colombia - 1.7%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	440,000		492,305
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	200,000		214,002

Total Colombia					706,307

See Notes to Schedule of Investments.

1

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Costa Rica - 0.6%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	260,000	$247,328	(a)

Dominican Republic - 1.4%
Dominican Republic International Bond, Senior Notes	7.500%	5/6/21	133,333	140,835	(c)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	400,000	422,004	(a)

Total Dominican Republic				562,839

Ecuador - 2.3%
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	510,000	536,780	(a)
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	200,000	191,450	(a)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	200,000	219,950	(a)

Total Ecuador				948,180

Egypt - 2.4%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	260,000	263,403	(c)
Egypt Government International Bond, Senior Notes	7.500%	1/31/27	200,000	203,861	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000	295,659	(a)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	200,000	199,582	(a)

Total Egypt				962,505

Ghana - 2.1%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	200,000	200,480	(a)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	200,000	192,221	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	210,000	256,633	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	200,000	190,696	(a)

Total Ghana				840,030

Indonesia - 5.0%
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	780,000	794,689	(c)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	570,000	590,055	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	970,000,000	IDR	$67,589
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	509,000,000	IDR	36,815
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	7,330,000,000	IDR	514,859

Total Indonesia					2,004,007

Ivory Coast - 0.5%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		184,553	(a)

Jamaica - 0.5%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	200,000		223,252

Jordan - 0.7%
Jordan Government International Bond, Senior Notes	5.750%	1/31/27	280,000		274,225	(a)

Kazakhstan - 1.4%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	540,000		561,449	(c)

Kenya - 1.1%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	240,000		232,351	(a)
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	200,000		195,790	(a)

Total Kenya					428,141

Kuwait - 0.7%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	260,000		271,002	(a)

Lebanon - 0.5%
Lebanon Government International Bond, Senior Notes	6.250%	11/4/24	270,000		215,567	(c)

Mexico - 2.3%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	280,000		277,620
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	687,000		669,138

Total Mexico					946,758

Nigeria - 1.1%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	200,000		209,980	(a)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	250,000		226,307	(a)

Total Nigeria					436,287

See Notes to Schedule of Investments.

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WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oman - 2.0%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	220,000		$197,876	(a)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	675,000		616,664	(a)

Total Oman					814,540

Panama - 0.7%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	211,000		279,577

Paraguay - 0.5%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000		209,877	(a)

Peru - 1.3%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	290,000		457,040
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	60,000		78,870

Total Peru					535,910

Philippines - 1.9%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	440,000		472,289
Philippine Government International Bond, Senior Notes	3.700%	2/2/42	275,000		286,508

Total Philippines					758,797

Qatar - 2.3%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		252,472	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	600,000		661,500	(a)

Total Qatar					913,972

Russia - 2.9%
Russian Federal Bond - OFZ	7.600%	7/20/22	42,280,000	RUB	648,965
Russian Federal Bond - OFZ	7.050%	1/19/28	4,138,000	RUB	60,728
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	400,000		446,462	(a)

Total Russia					1,156,155

See Notes to Schedule of Investments.

4

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Senegal - 1.0%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	250,000		$228,941	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	220,000		191,719	(a)

Total Senegal					420,660

South Africa - 1.6%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	310,000		311,200
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	350,000		330,010

Total South Africa					641,210

Sri Lanka - 1.6%
Sri Lanka Government International Bond, Senior Notes	6.125%	6/3/25	200,000		189,722	(c)
Sri Lanka Government International Bond, Senior Notes	6.825%	7/18/26	260,000		252,300	(a)
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	220,000		203,588	(a)

Total Sri Lanka					645,610

Turkey - 3.7%
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	200,000		185,781
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	800,000		667,792
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	340,000		249,976
Turkey Government International Bond, Senior Notes	5.750%	5/11/47	480,000		375,072

Total Turkey					1,478,621

Ukraine - 2.0%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/21	190,000		190,853	(c)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	710,000		632,323	(a)

Total Ukraine					823,176

United Arab Emirates - 0.7%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	260,000		272,724	(a)

Uruguay - 1.9%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	5,250,000	UYU	146,255	(a)

See Notes to Schedule of Investments.

5

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Uruguay - (continued)
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	6,950,000	UYU	$193,614	(c)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	200,000		215,502
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	200,000		211,252

Total Uruguay					766,623

Venezuela - 1.0%
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	1,285,000		398,350	*(d)

Vietnam - 1.0%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	380,000		400,245	(a)

TOTAL SOVEREIGN BONDS (Cost - $24,094,725)					23,073,542

CORPORATE BONDS & NOTES - 38.0%
COMMUNICATION SERVICES - 1.8%
Communications Equipment - 0.5%
Millicom International Cellular, SA	5.125%	1/15/28	200,000		197,876	(c)

Diversified Telecommunication Services - 0.5%
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	200,000		189,056	(a)

Media - 0.8%
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	320,000		345,438	(a)

TOTAL COMMUNICATION SERVICES					732,370

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	250,000		253,720	(c)

ENERGY - 13.5%
Oil, Gas & Consumable Fuels - 13.5%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000		212,135	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	240,000		247,306
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000		224,280	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	200,000		226,482	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000		260,323	(a)
Pertamina Persero PT, Senior Notes	6.450%	5/30/44	340,000		389,364	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	637,000		662,798
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	400,000		393,200

See Notes to Schedule of Investments.

6

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	760,000		$197,600	*(c)(d)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	780,000		163,800	*(c)(d)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	300,000		310,125	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	558,000		526,027
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	400,000		324,604
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	290,000		307,649	(a)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	420,000		432,631	(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	200,000		219,002	(a)
YPF SA, Senior Notes	16.500%	5/9/22	7,000,000	ARS	98,288	(a)
YPF SA, Senior Notes	16.500%	5/9/22	1,180,000	ARS	16,568	(c)
YPF SA, Senior Notes	8.500%	7/28/25	250,000		235,000	(a)

TOTAL ENERGY					5,447,182

FINANCIALS - 9.9%
Banks - 7.7%
ABQ Finance Ltd., Senior Notes	3.500%	2/22/22	200,000		200,032	(c)
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	150,000		156,001	(a)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000		267,800	(a)(b)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	200,000		187,250	(a)(b)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	470,000		488,371	(c)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	400,000		394,200	(a)(b)(e)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	640,000		680,064	(c)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000		372,373	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	200,000		179,250	(a)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	200,000		204,500	(a)(b)

Total Banks					3,129,841

See Notes to Schedule of Investments.

7

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.7%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	230,000	$232,072	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	200,000	201,000	(a)
Power Sector Assets & Liabilities Management Corp.	7.390%	12/2/24	210,000	256,371	(c)

Total Diversified Financial Services				689,443

Real Estate Management & Development - 0.5%
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	1/11/20	200,000	201,400	(c)

TOTAL FINANCIALS				4,020,684

INDUSTRIALS - 1.8%
Industrial Conglomerates - 0.7%
Sinochem Overseas Capital Co. Ltd., Senior Notes	4.500%	11/12/20	290,000	297,069	(c)

Road & Rail - 0.6%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	210,000	227,012	(a)

Transportation Infrastructure - 0.5%
DP World PLC, Senior Notes	5.625%	9/25/48	200,000	212,650	(a)

TOTAL INDUSTRIALS				736,731

MATERIALS - 4.9%
Chemicals - 2.3%
CNAC HK Finbridge Co. Ltd., Senior Notes	4.125%	7/19/27	470,000	476,024	(c)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	204,832	(c)
OCP SA, Senior Notes	4.500%	10/22/25	230,000	233,896	(a)

Total Chemicals				914,752

Containers & Packaging - 0.5%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	200,000	213,750	(a)

Metals & Mining - 1.4%
Indonesia Asahan Aluminum Persero PT, Senior Notes	6.757%	11/15/48	350,000	399,448	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	90,000	107,757
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	43,000	48,375

Total Metals & Mining				555,580

Paper & Forest Products - 0.7%
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	280,000	287,243	(a)

TOTAL MATERIALS				1,971,325

See Notes to Schedule of Investments.

8

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Country Garden Holdings Co. Ltd., Senior Secured Notes		7.250%	4/4/21	200,000		$203,271	(c)

UTILITIES - 5.0%
Electric Utilities - 4.1%
Abu Dhabi National Energy Co. PJSC, Senior Notes		4.875%	4/23/30	220,000		236,614	(a)
Comision Federal de Electricidad, Senior Notes		4.875%	1/15/24	400,000		412,372	(a)
Enel Chile SA, Senior Notes		4.875%	6/12/28	270,000		288,873
Kallpa Generacion SA, Senior Notes		4.125%	8/16/27	200,000		201,560	(a)
Pampa Energia SA, Senior Notes		7.500%	1/24/27	230,000		203,265	(a)
Perusahaan Listrik Negara PT, Senior Notes		4.125%	5/15/27	300,000		296,606	(a)

Total Electric Utilities						1,639,290

Independent Power and Renewable Electricity Producers - 0.9%
Three Gorges Finance Ltd., Senior Notes		3.150%	6/2/26	370,000		368,908	(a)

TOTAL UTILITIES						2,008,198

TOTAL CORPORATE BONDS & NOTES (Cost - $15,645,713)						15,373,481

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $103,657)		4.000%	3/6/20	2,497,655	ARS	46,979

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
OTC PURCHASED OPTIONS - 0.1%
Euro/U.S. Dollar, Put @ $1.15	JPMorgan Chase & Co.	10/21/19	750,000	750,000		20,285
U.S. Dollar/Brazilian Real, Put @ 3.65BRL	Barclays Bank PLC	7/16/19	400,000	400,000		354
U.S. Dollar/Colombian Peso, Put @ 3,050.00COP	Citibank N.A.	8/30/19	200,000	200,000		87
U.S. Dollar/Indian Rupee, Put @ 71.00INR	Barclays Bank PLC	7/11/19	380,000	380,000		7,103

See Notes to Schedule of Investments.

9

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Indian Rupee, Put @ 69.20INR	JPMorgan Chase & Co.	9/23/19	650,000	650,000		$3,828
U.S. Dollar/Indonesian Rupiah, Put @ 14,000.00IDR	JPMorgan Chase & Co.	7/12/19	380,000	380,000		529

TOTAL PURCHASED OPTIONS (Cost - $48,843)						32,186

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $39,892,938)						38,526,188

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 2.4%
SOVEREIGN BONDS - 0.9%
Egypt - 0.6%
Egypt Treasury Bills		15.285%	10/1/19	4,200,000	EGP	239,154	(f)

Argentina - 0.3%
Argentina Treasury Bills		(5.177)%	4/30/20	4,150,000	ARS	97,332	(f)

TOTAL SOVEREIGN BONDS (Cost - $360,600)						336,486

				SHARES
MONEY MARKET FUNDS - 1.5%
Western Asset Government Cash Management Portfolio LLC (Cost - $611,426)		2.400%		611,426		611,426	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $972,026)						947,912

TOTAL INVESTMENTS - 97.7% (Cost - $40,864,964)						39,474,100
Other Assets in Excess of Liabilities - 2.3%						936,300

TOTAL NET ASSETS - 100.0%						$40,410,400

See Notes to Schedule of Investments.

10

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	The coupon payment on these securities is currently in default as of May 31, 2019.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Rate shown represents yield-to-maturity.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At May 31, 2019, the total market value of investments in Affiliated Companies was $611,426 and the cost was $611,426 (Note 2).

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
COP	— Colombian Peso
EGP	— Egyptian Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JSC	— Joint Stock Company
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
UYU	— Uruguayan Peso

SCHEDULE OF WRITTEN OPTIONS
OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
JPMorgan Euro/U.S. Dollar, Call	Chase & Co.	10/21/19	$1.22		750,000	750,000	$(494)
U.S. Dollar/Brazilian Real, Call	Barclays Bank PLC	7/16/19	3.95	BRL	400,000	400,000	(7,090)
U.S. Dollar/Colombian Peso, Call	Citibank N.A.	8/30/19	3,250.00	COP	200,000	200,000	(9,254)

See Notes to Schedule of Investments.

11

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SCHEDULE OF WRITTEN OPTIONS (cont’d)
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Colombian Peso, Put	Citibank N.A.	8/30/19	2,950.00	COP	200,000	200,000	$(24)
U.S. Dollar/Indian Rupee, Call	Barclays Bank PLC	7/11/19	75.00	INR	380,000	380,000	(41)
U.S. Dollar/Indian Rupee, Call	JPMorgan Chase & Co.	9/23/19	71.50	INR	650,000	650,000	(5,729)
U.S. Dollar/Indian Rupee, Put	Barclays Bank PLC	7/11/19	69.00	INR	380,000	380,000	(1,078)
U.S. Dollar/Indonesian Rupiah, Call	JPMorgan Chase & Co.	7/12/19	15,200.00	IDR	380,000	380,000	(341)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $ 51,683)							$(24,051)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
IDR	— Indonesian Rupiah
INR	— Indian Rupee

At May 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	338,202	ARS	16,741,000	Citibank N.A.	6/14/19	$(27,056)
USD	516,209	RUB	34,045,000	Bank of America N.A.	7/15/19	(817)
IDR	6,925,656,000	USD	482,456	JPMorgan Chase & Co.	7/15/19	27
USD	74,801	BRL	291,042	JPMorgan Chase & Co.	7/15/19	923
USD	450,768	BRL	1,806,000	JPMorgan Chase & Co.	7/15/19	(7,664)
USD	677,163	IDR	9,736,251,696	JPMorgan Chase & Co.	7/15/19	(1,123)
TRY	110,520	USD	18,253	Citibank N.A.	7/17/19	185
USD	60,447	ARS	3,000,000	JPMorgan Chase & Co.	7/17/19	(1,636)
USD	1,101,523	SAR	4,136,000	Bank of America N.A.	11/14/19	(641)

Total						$(37,802)

See Notes to Schedule of Investments.

12

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
IDR	— Indonesian Rupiah
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
TRY	— Turkish Lira
USD	— United States Dollar

At May 31, 2019, the Fund had the following open swap contract:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MAY 31, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC (Saudi Government International Bond, 2.375%, due 10/26/21)	$1,800,000	12/20/22	0.739%	1.000% quarterly	$(16,073)	$1,790	$(17,863)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

14

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

15

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$23,073,542	—	$23,073,542
Corporate Bonds & Notes	—	15,373,481	—	15,373,481
Non-U.S. Treasury Inflation Protected Securities	—	46,979	—	46,979
Purchased Options	—	32,186	—	32,186

Total Long-Term Investments	—	38,526,188	—	38,526,188

Short-Term Investments†:
Sovereign Bonds	—	336,486	—	336,486
Money Market Funds	—	611,426	—	611,426

Total Short-Term Investments	—	947,912	—	947,912

Total Investments	—	$39,474,100	—	$39,474,100

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,135	—	$1,135

Total	—	$39,475,235	—	$39,475,235

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$24,051	—	$24,051
Forward Foreign Currency Contracts	—	38,937	—	38,937
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	16,073	—	16,073

Total	—	$79,061	—	$79,061

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by

16

Notes to Schedule of Investments (unaudited) (continued)

Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended May 31, 2019. The following transactions were effected in shares of such companies for the period ended May 31, 2019.

	Affiliate Value at February 28, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$801,711	$3,702,424	3,702,424	$3,892,709	3,892,709

	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2019
(cont’d)
Western Asset Government Cash Management Portfolio LLC	—	$2,343	—	$611,426

17

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 100.1%
Alabama - 2.8%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/24	$1,770,000	$1,848,960
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/25	1,970,000	2,057,606
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/26	1,700,000	1,775,599
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/27	1,500,000	1,566,705
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/28	1,700,000	1,775,378
Civic Center Improvements Project, Series A, GTD	5.250%	4/1/29	1,750,000	1,833,300
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,000,000	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	69,910,000	65,330,895
Convertible CAB, Subordinated Lien, Warrants, Step bond, (0.000% until 10/1/23; 7.750%)	0.000%	10/1/46	2,000,000	1,873,560
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	7,200,000	8,272,656
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	16,030,000	18,804,793
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	12,300,000	14,673,531
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	5,500,000	5,950,285	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	2,100,000	2,265,354	(d)

Total Alabama				132,028,622

Alaska - 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	315,000	344,128
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	10,000,000	10,488,200

Total Alaska				10,832,328

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - 1.9%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	$3,450,000	$3,968,017
Series D	5.000%	7/1/46	2,500,000	2,868,100
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/47	1,300,000	1,476,527
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/48	1,800,000	2,047,878
Basis School Project, Credit Enhanced, School District Credit Program, Refunding	5.000%	7/1/52	1,000,000	1,127,150
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/47	1,505,000	1,709,364
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	649,212	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	916,373	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,739,986	(d)
Arizona State, Lottery Revenue, Refunding	5.000%	7/1/28	5,000,000	6,214,100	(e)
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	32,280,000	36,941,877	(f)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,150,180
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	350,790
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	693,192
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,906,284	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,409,551
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	1,979,136
Series A	5.000%	8/1/47	2,000,000	2,403,640
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	14,914,080
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	810,000	811,458

Total Arizona				90,276,895

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 19.4%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare, Series B	6.250%	8/1/39	$5,000,000	$5,038,900	(a)
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	7,856,595
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,597,400
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	2,018,258
Series A, Refunding	5.000%	5/1/34	1,350,000	1,552,824
Series A, Refunding	5.000%	5/1/46	9,000,000	10,188,720
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.250%)	2.670%	4/1/27	27,000,000	27,817,020	(b)(c)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	6,642,748	(a)
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	12,988,360	(a)
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,726,710
Stanford Hospital and Clinics, Series A-1, Refunding	5.150%	11/15/40	24,150,000	25,478,491	(a)
Stanford Hospital and Clinics, Series B, Refunding	5.000%	11/15/36	34,000,000	35,797,580	(a)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	2,500,000	3,089,050
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	2,620,000	3,188,095
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	6,040,500
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,337,560
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	8,085,000	9,391,374	(f)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	9,700,000	11,226,004	(f)
Senior Lien, Linux Apartment Project, Series B	5.000%	6/1/48	2,000,000	2,311,020	(f)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	7/1/29	2,000,000	2,493,300	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County Water Authority Desalination Project	5.000%	7/1/39	$7,300,000	$8,640,499	(d)
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,381,040	(d)
California State University Revenue, System-wide, Series A, Refunding	4.000%	11/1/45	1,500,000	1,619,790
California State, GO:
Bid Group B, Refunding	5.000%	8/1/33	10,000,000	12,099,600
Refunding	5.000%	4/1/28	21,750,000	27,897,637
Various Purpose	5.000%	9/1/36	8,000,000	9,605,680
Various Purpose, Refunding	5.000%	4/1/29	5,250,000	6,848,257
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,813,492
John Muir Health	5.125%	7/1/39	7,280,000	7,300,675	(a)
Methodist Hospital Project, FHA	6.750%	2/1/38	8,575,000	8,648,316	(a)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	12,600,934	(d)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,007,296
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	19,150,000	19,054,441
Imperial Irrigation District, CA, Electric System Revenue:
Series A, Refunding	5.000%	11/1/25	2,120,000	2,230,622	(a)
Series A, Refunding	5.500%	11/1/41	7,905,000	8,372,423	(a)
Series B, Refunding	5.000%	11/1/36	4,000,000	4,208,720	(a)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,111,150
Natural Gas Purchase, Series A	5.500%	11/15/37	6,730,000	9,204,957
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,485,238
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	6,000,000	7,452,480
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	4,941,200
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	6,267,600

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	$1,000,000	$1,261,880
Transit Improvements, Series A	5.000%	7/1/44	6,450,000	7,892,349
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A	5.000%	5/15/35	2,000,000	2,067,500
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/40	7,500,000	7,746,600
Subordinated, Series C	5.000%	5/15/44	6,500,000	7,709,000	(f)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	7,500,000	8,833,575
Power System, Series A, Refunding	5.000%	7/1/46	2,000,000	2,314,260
Power System, Series B, Refunding	5.000%	7/1/39	11,020,000	13,184,108
Series C	5.000%	7/1/37	4,825,000	5,868,647
Series C	5.000%	7/1/38	1,000,000	1,210,940
Series C	5.000%	7/1/42	13,000,000	15,570,100
Series E	5.000%	7/1/44	10,000,000	11,430,200
Los Angeles, CA, Harbor Department Revenue, Series B	5.250%	8/1/39	3,250,000	3,270,703	(a)
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,169,880
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/32	13,290,000	13,873,830
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	2,200,000	2,448,600	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	10,470,670
Series A	6.500%	11/1/39	13,765,000	20,683,014
Series B	7.000%	11/1/34	26,500,000	39,638,965
Series B	6.500%	11/1/39	58,500,000	87,900,930
Series C	6.125%	11/1/29	5,860,000	7,435,813
Series C	7.000%	11/1/34	20,000,000	29,916,200
Series C	6.500%	11/1/39	3,290,000	4,943,488
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,578,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	$12,000,000	$12,958,680
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/37	3,400,000	4,197,878
Series B, Refunding	5.000%	6/1/38	7,100,000	8,731,864
Series B, Refunding	5.000%	6/1/39	9,930,000	12,183,812
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,661,850
Senior Lien, Series A	5.750%	6/1/48	3,700,000	4,094,346
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/37	3,015,000	3,776,770
Series A, Refunding	5.000%	10/1/38	3,250,000	4,059,965
Series A, Refunding	5.000%	10/1/48	14,395,000	17,627,109
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,508,100
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,398,131
Roseville, CA, Natural Gas Financing Authority Revenue	5.000%	2/15/27	4,000,000	4,815,960
Sacramento County, CA, Airport System Senior Revenue, Series 2010	5.000%	7/1/40	7,000,000	7,245,630
Sacramento County, CA, Robla School District California, GO	4.000%	8/1/48	4,225,000	4,559,451	(e)
San Bernardino County, CA, COP:
Arrowhead Project, Series A, Refunding	5.125%	8/1/24	10,000,000	10,060,600
Arrowhead Project, Series A, Refunding	5.250%	8/1/26	5,000,000	5,031,650
Arrowhead Project, Series B, Refunding	5.125%	8/1/24	20,000,000	20,121,200
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/28	2,435,000	2,528,967
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	13,700,000	16,070,922
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series, Series F	5.000%	5/1/35	5,000,000	5,148,000
Series A	4.900%	5/1/29	14,035,000	14,241,595
Series B	4.900%	5/1/29	10,125,000	10,274,040
SFO Fuel Company, Series A	5.000%	1/1/37	1,155,000	1,392,560	(f)
SFO Fuel Company, Series A	5.000%	1/1/47	1,500,000	1,785,270	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	$2,475,000	$2,481,955
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,439,276
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,507,550
San Mateo, CA, Foster City Public Financing Authority, Wastewater Revenue	5.000%	8/1/49	7,625,000	9,355,417	(e)
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	6,382,253
Santa Clara, CA, Electric Revenue, Series A, Refunding	5.000%	7/1/30	4,000,000	4,297,720
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	18,126,450
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,178,340

Total California				928,235,369

Colorado - 2.5%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,122,840
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	785,000	825,545
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,330,591
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,730,256
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives, Series A	5.000%	9/1/41	3,015,000	3,031,191
Catholic Health Initiatives, Series D	6.250%	10/1/33	9,250,000	9,315,767
Improvement And Refunding Revenue, Bethesda Project, Series A-1	5.000%	9/15/48	4,950,000	5,476,878
Sisters Leavenworth, Series A	5.000%	1/1/35	2,755,000	2,805,169
Sisters Leavenworth, Series B	5.000%	1/1/32	8,010,000	8,158,185
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,644,045
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,749,360

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	$45,000,000	$68,567,850
Regional Transportation District, CO, COP, Series A	5.375%	6/1/31	5,000,000	5,174,900

Total Colorado				120,932,577

Connecticut - 1.2%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,364,580	(f)
Connecticut State HEFA Revenue:
Sacred Heart University Inc., Series G	5.125%	7/1/26	1,300,000	1,397,578	(a)
Sacred Heart University Inc., Series G	5.375%	7/1/31	1,225,000	1,323,184	(a)
Sacred Heart University Inc., Series G	5.625%	7/1/41	6,500,000	7,054,060	(a)
Yale-New Haven Hospital, Series M	5.500%	7/1/40	15,000,000	15,640,500	(a)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/38	7,745,000	9,156,216
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,802,465
Series A	5.000%	4/15/34	2,000,000	2,442,220
Series A	5.000%	4/15/36	2,300,000	2,784,058
Series A	5.000%	4/15/39	1,650,000	1,978,664
Series E	5.000%	10/15/34	5,360,000	6,281,545
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,288,669	(d)
Mashantucket Western Pequot Tribe Connecticut Special Revenue (4.000% Cash, 2.050% PIK)	6.050%	7/1/31	9,191,512	314,809	(g)

Total Connecticut				57,828,548

Delaware - 0.6%
Delaware State EDA Revenue:
Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,431,160
Indian River Power LLC	5.375%	10/1/45	1,145,000	1,187,445
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,417,210
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,493,046
US 301 Project	5.000%	6/1/55	13,750,000	15,537,913

Total Delaware				27,066,774

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	$700,000	$743,904
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	1,600,000	1,689,088
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	10,547,220
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,174,160
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue:
First Senior Lien, Series A	5.000%	10/1/39	8,000,000	8,077,040
First Senior Lien, Series A	5.250%	10/1/44	5,000,000	5,047,900

Total District of Columbia				34,279,312

Florida - 6.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	4,109,280	(f)
Series 2017	5.000%	10/1/47	3,350,000	3,915,145	(f)
Series A	5.000%	10/1/45	21,000,000	23,799,930	(f)
Broward County, FL, Port Facilities Revenue, Series A	5.500%	9/1/29	4,500,000	4,541,670
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	10,188,850
Series B, Refunding	5.000%	7/1/32	8,000,000	9,277,520
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	5,916,800
Capital Trust Agency Inc., FL, Senior Living Facilities Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	1,800,000	1,872,522	(d)
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,847,125
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	15,712	(h)
FAU Finance Corporation Florida Capital Improvement Revenue :
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	4,905,800
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	4,873,240
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	3,047,600
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,238,010	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,232,560
Series A, Refunding	5.000%	10/1/28	500,000	579,550

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Series A, Refunding	5.000%	10/1/29	$2,720,000	$3,136,704
Series A, Refunding	5.000%	10/1/35	5,000,000	5,646,400
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,557,547	(f)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,338,321	(f)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,906,000
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	3,119,311
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,932,400
Marco Island, FL, Utility System Revenue:
Refunding & Improvement, Series A	5.000%	10/1/34	1,000,000	1,047,350	(a)
Refunding & Improvement, Series A	5.000%	10/1/40	1,500,000	1,571,025	(a)
Martin County, FL, IDA, Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	10,000,000	10,200,400	(d)(f)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	1,535,000	1,606,638	(a)
Miami International Airport, Unrefunded	5.000%	10/1/29	18,465,000	19,301,834	(a)
Series A	5.500%	10/1/36	8,450,000	8,561,709	(a)
Series A	5.500%	10/1/41	26,100,000	26,445,042	(a)
Series A, Refunding	5.000%	10/1/29	20,525,000	22,504,841	(f)
Series A, Refunding	5.000%	10/1/41	7,250,000	8,488,227
Series B, Refunding	5.000%	10/1/40	3,000,000	3,513,870	(f)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,547,475
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	540,000	629,365
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,583,330
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,072,060
Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	5,195,645
Orange County, FL, School Board, COP, Series A, AGC	5.500%	8/1/34	5,400,000	5,435,208	(a)
Orlando & Orange County, FL Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,933,260
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	2,005,570

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	$845,000	$855,715
Series A-2	7.375%	5/1/33	850,000	9	*(i)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	784,098	627,279	*(i)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series A	5.625%	7/1/39	8,500,000	8,526,350	(a)
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	5,000,000	5,602,650
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	3,485,000	4,287,735
Tampa, FL, Sports Authority Revenue:
Tampa Bay Arena Project, NATL, GTD	6.050%	10/1/20	165,000	170,141
Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	1,000,000	1,174,670
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	7,500,000	8,877,300
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,160,245

Total Florida				295,922,940

Georgia - 4.1%
Atlanta, GA, Water & Wastewater Revenue:
Series A	6.250%	11/1/34	50,000,000	50,983,000	(a)
Series A	6.250%	11/1/39	22,100,000	22,534,486	(a)
Series A, NATL	5.500%	11/1/19	1,000,000	1,016,910
Series A, NATL	5.500%	11/1/27	1,000,000	1,241,450
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	1,000,000	1,139,160
DeKalb Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	20,069,400	(a)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Healthcare of Atlanta Inc.	5.000%	11/15/29	7,800,000	7,920,120
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,144,695
Georgia Institute of Technology	4.000%	6/15/49	2,900,000	3,175,935

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Prerefunded	5.500%	6/15/39	$3,400,000	$3,404,182	(a)
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,358,060
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,229,970
USG Real Estate Foundation II LLC Project, Unrefunded	5.500%	6/15/39	11,600,000	11,614,384
Georgia State Municipal Electric Authority Power Revenue, Series EE, AMBAC	7.250%	1/1/24	500,000	611,630
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	12,243,600
Series A	5.000%	5/15/34	2,000,000	2,376,720
Series A	5.000%	5/15/43	1,300,000	1,507,532
Series B	5.000%	3/15/22	5,000,000	5,403,850
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.990%	12/1/23	39,000,000	38,652,120	(b)(c)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Series P, Refunding, AMBAC	6.250%	7/1/20	40,000	41,013	(h)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	315,000	332,795
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS:
John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,677,450	(a)
John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,052,440	(a)
John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,371,905	(a)

Total Georgia				196,102,807

Illinois - 8.3%
Chicago, IL, Board of Education:
Dedicated Capital Improvement, Special Tax, Series 2017	5.000%	4/1/46	1,625,000	1,776,548
Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/38	1,200,000	1,330,788
Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/42	4,400,000	4,844,488

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	$1,750,000	$1,903,598
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	886,408
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,651,905
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,085,800
Series C, Refunding	5.000%	12/1/25	2,400,000	2,688,312
Series D	5.000%	12/1/46	3,250,000	3,547,505
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,645,120
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,779,875
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,430,080
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	4,916,655
Series A	5.000%	1/1/44	17,775,000	19,413,499
Series A, Refunding	5.250%	1/1/33	3,250,000	3,507,367
Series A, Refunding	5.000%	1/1/35	3,800,000	4,039,324
Series A, Refunding	6.000%	1/1/38	7,945,000	9,231,057
Series C, Refunding	5.000%	1/1/25	1,420,000	1,568,930
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,617,988
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,720,710
General, Series F	5.000%	1/1/40	6,000,000	6,100,560
General, Third Lien, Series B	5.500%	1/1/31	23,160,000	24,641,314	(a)
Senior Lien, Series D	5.000%	1/1/47	9,625,000	11,175,587
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,877,274	(f)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,725,109	(f)
Series A, Refunding	5.000%	1/1/34	8,175,000	9,224,997	(f)
Series C	5.000%	1/1/31	3,250,000	3,700,417	(f)
Series C	5.000%	1/1/32	3,325,000	3,772,445	(f)
Series C	5.000%	1/1/33	3,000,000	3,394,860	(f)
Series C	5.000%	1/1/34	2,800,000	3,159,632	(f)
Series C	5.000%	1/1/35	500,000	562,870	(f)
Series C	5.000%	1/1/46	7,000,000	7,768,390	(f)
Series D	5.000%	1/1/46	1,000,000	1,125,690
Trips Obligated Group	5.000%	7/1/48	3,850,000	4,416,758	(f)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	5,125,000	5,693,926
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,489,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Second Lien, Series A	5.000%	1/1/47	$1,600,000	$1,785,584
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,564,310
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,127,810
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,192,320
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	13,117,062
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,189,020
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,175,890
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,770,631
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,003,680
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,575,896
Cook and DuPage Counties	5.000%	1/1/36	1,300,000	1,514,383
Illinois State Finance Authority:
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,195,780
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,427,808
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,182,970
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	6,900,000	8,538,957
Green Bond	4.000%	7/1/38	7,400,000	8,228,800
Park Place of Elmhurst	2.000%	5/15/55	657,750	32,763	*(i)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	551,145
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	2,212,080
Illinois State Toll Highway Authority Revenue, Series A	5.000%	1/1/42	4,500,000	5,331,330
Illinois State University Revenue:
Auxiliary Facilities System, AGM	5.000%	4/1/31	750,000	884,970
Auxiliary Facilities System, AGM	5.000%	4/1/33	500,000	585,520
Auxiliary Facilities System, AGM	5.000%	4/1/36	750,000	870,008
Illinois State, GO:
Refunding	5.000%	2/1/27	24,345,000	27,901,318
Series 2014	5.250%	2/1/32	5,525,000	6,051,422
Series 2016	5.000%	1/1/33	2,500,000	2,749,500

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series 2016	5.000%	11/1/33	$1,850,000	$2,051,669
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,478,568
Series A	5.000%	12/1/42	3,000,000	3,294,240
Series A, Refunding	5.000%	10/1/28	6,000,000	6,978,180
Series B, Refunding	5.000%	10/1/28	6,000,000	6,978,180
Series B, Refunding	5.000%	10/1/29	9,250,000	10,715,015
Series C	5.000%	11/1/29	10,000,000	11,441,300
Series D	5.000%	11/1/26	19,550,000	22,409,578
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	16,500,000	3,969,075
McCormick Place Expansion Project, Series A, State Appropriations	5.000%	6/15/57	1,000,000	1,087,480
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.000%	6/15/50	4,500,000	4,570,470
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	9,325,000	9,494,435
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	20,000,000	22,328,600
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,356,572
Regional Transportation Authority, IL, Revenue, Series C, NATL	7.750%	6/1/20	400,000	412,452

Total Illinois				399,741,557

Indiana - 1.3%
Ball State University Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	2,018,736
Series S	4.000%	7/1/37	750,000	838,545
Series S	4.000%	7/1/38	800,000	891,096
Indiana State Finance Authority Revenue, Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,448,050	(f)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	11,904,252
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	11,430,000	12,465,215
Courthouse and Jail Project, Series A	5.000%	2/1/54	15,250,000	18,148,110

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	$2,500,000	$2,898,675
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,861,450	(f)

Total Indiana				60,474,129

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	3,750,000	3,795,000

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	4,995,185
Series 3	5.000%	2/1/44	3,000,000	3,438,180
Wyandotte County Unified School District No 202 Turner:
Series A	4.000%	9/1/35	550,000	608,734
Series A	4.000%	9/1/38	450,000	493,763
Series A	4.000%	9/1/39	400,000	437,896
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,281,300
Improvement, Series A	5.000%	9/1/45	3,000,000	3,415,650

Total Kansas				15,670,708

Kentucky - 1.8%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,504,734
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	45,400,000	49,196,802	(b)(c)
Series B	4.000%	1/1/25	28,250,000	31,027,822	(b)(c)

Total Kentucky				84,729,358

Louisiana - 0.6%
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center, Refunding	5.500%	11/1/40	18,000,000	18,501,300

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	$4,750,000	$5,389,683
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,778,703

Total Louisiana				26,669,686

Maryland - 1.5%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	4,600,000	5,051,720
Series A	4.000%	7/1/49	5,750,000	6,277,908
Maryland State EDC, EDR:
Transportation Facilities Project, Series A	5.375%	6/1/25	7,500,000	7,790,325	(a)
Transportation Facilities Project, Series A	5.750%	6/1/35	19,000,000	19,805,410	(a)
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,214,020
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,369,600
Transportation Facilities Project, Series B	5.750%	6/1/35	8,000,000	8,339,120	(a)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,434,349
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,157,300
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems, Series A	6.750%	7/1/39	7,500,000	7,529,775	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,636,080	(a)
University of Maryland Medical System	5.000%	7/1/34	8,530,000	8,552,775	(a)
University of Maryland Medical System, Unrefunded	5.000%	7/1/34	470,000	470,949

Total Maryland				72,629,331

Massachusetts - 5.4%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,500,000	1,732,095
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Senior, Series B	5.000%	1/1/37	12,000,000	12,224,040
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	5,826,100
Boston University, Series U-4	5.600%	10/1/35	8,700,000	8,819,277	(a)
Boston University, Series U-4	5.700%	10/1/40	13,105,000	13,288,863	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Broad Institute, Series A	5.375%	4/1/41	$16,000,000	$17,144,800	(a)
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,656,608
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,634,085
Suffolk University, Series S, Refunding	5.750%	7/1/39	11,635,000	11,673,046	(a)
Suffolk University, Unrefunded	5.750%	7/1/39	5,865,000	5,883,709
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,514,090
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,180,688
Visual & Performing Arts Project	6.000%	8/1/21	1,695,000	1,773,919
Wellforce Issue, Series A	5.000%	7/1/39	1,450,000	1,703,750
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,037,718
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,570,172
Worcester Polytechnic Institute, Refunding	5.000%	9/1/42	8,870,000	10,415,065
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,159,708	(f)
Series A	5.000%	7/1/35	4,155,000	5,121,869	(f)
Series A, Refunding	5.000%	7/1/36	700,000	859,222	(f)
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	30,205,000	35,928,243
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,267,787
Massachusetts State, GO:
Consolidated Loan, Series C	5.000%	5/1/49	53,650,000	64,999,121
Consolidated Loan, Series E	5.000%	9/1/38	15,540,000	18,947,145
Series F	5.000%	11/1/41	9,000,000	10,741,140

Total Massachusetts				260,102,260

Michigan — 2.3%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,763,696
Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,396,800
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	7,000,000	7,617,400
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, AGM	6.250%	7/1/36	9,980,000	10,015,628	(a)
Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	20,000	20,066

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Senior Lien, Great Lakes Water Authority	5.000%	7/1/41	$5,020,000	$5,270,649
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,700,000	20,525,628
Senior Lien, Series C, Refunding	5.000%	7/1/35	3,400,000	4,004,078
Michigan State Building Authority Revenue, Facilities Program, Series II	5.125%	10/15/33	16,500,000	16,701,300
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	6,770,000	7,067,000	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	4,100,000	4,635,419
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,495,310
Local Government Loan Program, Detroit Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,157,060
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,789,630
Senior Lien, Detroit Water & Sewer, Series C-1, Refunding	5.000%	7/1/44	6,850,000	7,366,216
Senior Lien, Detroit Water & Sewer, Series C-6, Refunding	5.000%	7/1/33	6,560,000	7,430,709
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	7,300,000	8,529,539	(f)

Total Michigan				111,786,128

Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue:
Allina Health System	5.250%	11/15/28	5,565,000	5,658,882	(a)
Allina Health System, Unrefunded	5.250%	11/15/28	5,395,000	5,490,653
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	8,967,286

Total Minnesota				20,116,821

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,334,080

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.2%
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kingswood Project	6.000%	11/15/46	$3,500,000	$3,067,820	(d)
Kingswood Project	6.000%	11/15/51	1,600,000	1,383,184	(d)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,083,808

Total Missouri				7,534,812

Nevada - 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	23,771,200
Reno, NV, Hospital Revenue, Washoe Medical Center, Unrefunded, AGM	5.500%	6/1/39	1,790,000	1,794,260

Total Nevada				25,565,460

New Jersey - 5.7%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,658,375
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,664,480
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	20,047,300
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,798,525	(f)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,679,265	(f)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,110,970	(f)
School Facilities Construction, Refunding	5.250%	12/15/33	3,310,000	3,313,873	(a)
School Facilities Construction, Refunding	5.250%	12/15/33	880,000	881,030	(a)
School Facilities Construction, Refunding	5.250%	12/15/33	8,310,000	8,319,556
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	2.970%	9/1/27	22,065,000	22,119,059	(c)
School Facilities Construction, Series AA, Refunding	5.000%	12/15/27	9,230,000	9,239,968
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.020%	3/1/28	20,000,000	20,068,400	(c)
School Facilities Construction, Series NN, Refunding, State Appropriations	5.000%	3/1/29	10,000,000	10,873,600
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	14,779,570

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA, Cigarette Tax Revenue:
Refunding	5.000%	6/15/21	$7,500,000	$7,959,525
Refunding	5.000%	6/15/25	4,545,000	4,908,873
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	3,365,000	3,829,101
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,609,100	(f)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	2,123,578	(f)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,500,000	1,669,770	(f)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,210,200	(f)
United Airlines Project	5.500%	6/1/33	5,000,000	5,578,750	(f)
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,289,480	(a)
Catholic Health East	4.750%	11/15/29	5,000,000	5,218,200
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,081,257
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	503,570
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	8,137,220
University Hospital, Series A, AGM	5.000%	7/1/46	5,000,000	5,598,050
New Jersey State Higher Education Student Assistance Authority, Student Loan Revenue:
Series A	5.375%	6/1/24	1,680,000	1,681,109
Series A	5.625%	6/1/30	5,000,000	5,004,300
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	14,795,027
Transportation Program, Series AA	5.250%	6/15/43	7,900,000	9,185,014
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,478,750
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	6,003,950
Series A, Refunding	5.000%	1/1/35	4,900,000	5,727,414
Series G, Refunding	5.000%	1/1/36	22,270,000	26,927,993

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Rutgers State University, NJ, Revenue, Series M, Refunding	5.000%	5/1/33	$4,000,000	$4,750,160
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	2,920,000	3,269,728

Total New Jersey				273,094,090

New York - 8.2%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	21,436,272	(a)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	7,244,400
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	7,500,000	8,877,300
Nassau County, NY, General Improvement, GO, Series B	5.000%	7/1/42	500,000	599,895
New York City, NY, Health & Hospital Corp Revenue, Health Systems, Series A	5.500%	2/15/23	4,000,000	4,108,040
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013	5.000%	6/15/47	940,000	1,075,736	(a)
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,179,674
Second General Resolution Fiscal 2019	4.000%	6/15/49	6,250,000	6,925,063
Subordinate, Subseries FF-2, Refunding	4.000%	6/15/41	1,900,000	2,127,544
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,068,882
New York City, NY, TFA Future Tax Secured Revenue:
Series C1	4.000%	11/1/42	5,000,000	5,586,700
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	16,494,296
New York State Dormitory Authority Revenue:
Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	36,563,800	(a)
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,039,100
Series E, Refunding	5.000%	3/15/34	25,000,000	29,572,250
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	10,000,000	12,360,400
Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,485,707
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3 Bonds, Series B, Refunding	5.000%	2/15/43	9,400,000	11,186,658

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$9,460,000	$10,344,415	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,494,200
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	13,238,833
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	7,500,000	7,925,850	(f)
Delta Air Lines Inc., LaGuardia Airport	5.000%	1/1/32	5,650,000	6,692,877	(f)
Delta Air Lines Inc., LaGuardia Airport Terminal C and D Redevelopment Project	5.000%	1/1/36	2,500,000	2,923,225	(f)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	4,350,000	5,175,717	(f)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/34	2,250,000	2,648,273	(f)
LaGuardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	14,730,000	16,326,437	(f)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,405,851	(f)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	14,570,000	16,044,193	(f)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	17,425,000	19,138,226	(f)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 183, Refunding	5.000%	10/15/30	5,500,000	6,489,615	(f)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	11,879,400
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	37,110,891	(j)
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	5,916,300
Port Authority of New York & New Jersey, Special Obligation Revenue:
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,474,080
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	15,882,750
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	9,290,000	11,184,881

Total New York				395,227,731

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.7%
Charlotte, NC, Lease Revenue:
COP, Convention Facility Project, Series A, Refunding	5.000%	6/1/46	$3,500,000	$4,251,905
COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	495,158
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,106,080
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,266,900
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,462,222	(a)
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	1,245,000	1,392,308
Series A, Refunding, State Appropriations	5.000%	7/1/47	2,750,000	3,069,083
Series A, Refunding, State Appropriations	5.000%	7/1/51	8,445,000	9,400,298
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,277,496
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	811,811
Raleigh Durham, NC, Airport Authority, Series A, Refunding	5.000%	5/1/32	4,500,000	4,632,390

Total North Carolina				34,165,651

Ohio - 0.4%
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	5,865,800
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Refunding, FHA	6.600%	8/1/25	435,000	437,732
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,561,864
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,539,900	(a)
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives, Series D	6.250%	10/1/33	1,400,000	1,409,954
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	659,924
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,202,910

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	$2,350,000	$2,569,560	(f)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,786,142	(f)

Total Ohio				21,033,786

Oklahoma - 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	2,850,000	1,026,000	*(i)

Oregon - 0.8%
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/21	5,000,000	5,345,500
Oregon State Health & Science University Revenue, Series A	5.750%	7/1/39	17,100,000	17,154,549	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,195,240
University of Oregon General Revenue, Series A	5.000%	4/1/48	13,000,000	15,559,180

Total Oregon				39,254,469

Pennsylvania - 3.6%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	4,961,070
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	1,922,060
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,104,000
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	9,173,296
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	15,686,400
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,429,440
Series 2018	5.000%	6/1/32	1,750,000	2,115,137
Series 2018	5.000%	6/1/34	1,000,000	1,199,510
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/38	10,000,000	10,878,100
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,880,192	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Series D	5.000%	1/1/35	$14,015,000	$14,306,092	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. - Student Housing Project Millersville University	5.000%	7/1/47	2,700,000	2,878,740
Erie, PA, Water Authority Revenue, Refunding	5.000%	12/1/43	2,000,000	2,318,140
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,137,909
Lackawanna County, PA, GO, Series B, AGC	6.000%	9/15/34	4,000,000	4,046,880
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Refunding	5.000%	7/1/36	1,710,000	1,968,894
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital, Series A	5.125%	6/1/33	5,000,000	5,000,000	(a)
Pennsylvania Economic Development Financing Authority Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,019,620
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	9,695,000	10,355,520	(a)
Drexel University, Unrefunded	5.125%	5/1/36	605,000	637,791
Thomas Jefferson University	5.000%	3/1/40	5,710,000	5,858,003	(a)
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	8,127,202
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/24	1,000,000	1,076,700	(a)
University of Pennsylvania Health Systems Revenue, Series A	5.250%	8/15/25	1,750,000	1,893,657	(a)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,185,720	(a)
Pennsylvania State Turnpike Commission Revenue:
Series A-1	5.000%	12/1/42	2,500,000	2,957,350
Series A-1	5.000%	12/1/47	3,975,000	4,663,311
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,311,780	(f)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	165,000	169,221	(h)
Philadelphia, PA, School District, GO:
Series A	5.000%	9/1/30	2,705,000	3,138,125
Series A	5.000%	9/1/34	810,000	928,876
Series A	5.000%	9/1/35	1,200,000	1,372,740

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	$5,000,000	$5,967,750
Series A	5.000%	7/1/45	6,000,000	6,735,120
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	4,126,290
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,271,245

Total Pennsylvania				171,801,881

Puerto Rico - 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	6,670,000	6,686,675
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	4,215,000	3,372,000	*(i)
Series A	5.050%	7/1/42	1,950,000	1,560,000	*(i)
Series CCC	5.000%	7/1/21	35,000	28,000	*(i)
Series CCC	4.600%	7/1/24	10,000	7,913	*(i)
Series CCC	4.625%	7/1/25	30,000	23,738	*(i)
Series CCC	5.000%	7/1/28	625,000	500,000	*(i)
Series DDD, Refunding	3.300%	7/1/19	20,000	15,625	*(i)
Series DDD, Refunding	3.625%	7/1/21	435,000	339,844	*(i)
Series DDD, Refunding	5.000%	7/1/21	3,500,000	2,800,000	*(i)
Series TT	5.000%	7/1/17	35,000	27,825	*(k)
Series TT	5.000%	7/1/24	120,000	96,000	*(i)
Series TT	5.000%	7/1/37	3,785,000	3,028,000	*(i)
Series WW	5.250%	7/1/33	165,000	132,412	*(i)
Series XX	5.250%	7/1/40	10,850,000	8,707,125	*(i)
Series ZZ, Refunding	5.250%	7/1/23	805,000	646,012	*(i)

Total Puerto Rico				27,971,169

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,820,208
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,495,600

Total Rhode Island				6,315,808

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 0.5%
Piedmont, SC Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	$565,000	$582,176	(h)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	689,738
South Carolina State Jobs, EDA Hospital Revenue, Palmetto Health, Series A, Refunding, AGM	6.500%	8/1/39	3,500,000	3,874,150	(a)
South Carolina State Ports Authority Revenue:
Series 2010	5.250%	7/1/40	10,000,000	10,406,000	(a)
Series 2018	5.000%	7/1/37	750,000	896,243	(f)
Series 2018	5.000%	7/1/38	1,600,000	1,907,008	(f)
Series 2018	5.000%	7/1/43	4,000,000	4,724,840	(f)
Series 2018	5.000%	7/1/48	2,750,000	3,233,230	(f)

Total South Carolina				26,313,385

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,230,821

Tennessee - 1.5%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives, Series D	6.250%	10/1/33	1,250,000	1,258,888
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,095,720
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	2,000,000	2,382,400
Subordinated, Series B	5.000%	7/1/42	2,500,000	2,978,000
Subordinated, Series B	5.000%	7/1/46	3,950,000	4,699,117
Tennessee Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	15,900,000	17,441,982	(b)(c)
Series A	5.250%	9/1/23	20,000,000	22,429,400
Series A	5.250%	9/1/24	5,040,000	5,782,846
Series C	5.000%	2/1/21	14,615,000	15,290,651

Total Tennessee				74,359,004

Texas - 9.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	2,350,000	2,744,636

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	$7,300,000	$8,563,995
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,895,650	(f)
Series 2014	5.000%	11/15/44	8,500,000	9,555,275	(f)
Bexar County Texas Hospital District:
Refunding	5.000%	2/15/32	2,000,000	2,456,680
Refunding	5.000%	2/15/33	2,500,000	3,057,075
Refunding	5.000%	2/15/34	1,000,000	1,218,510
Refunding	5.000%	2/15/37	1,000,000	1,206,470
Refunding	5.000%	2/15/39	2,000,000	2,400,380
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,518,480
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,517,080
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,050,800
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	16,666,650
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,537,200
Flatonia, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	2,810,000	3,236,024
Forney, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	1,630,000	1,910,588
Frisco, TX, ISD, GO:
Refunding, PSF - GTD	4.000%	8/15/45	2,400,000	2,647,080
Series D, Refunding, PSF - GTD	4.000%	8/15/49	5,000,000	5,487,800
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond (0.000% until 10/1/23, 5.450%)	0.000%	10/1/34	5,000,000	5,211,500
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,206,640
Subordinated Tier, Series A	5.000%	10/1/43	3,750,000	4,500,038
Subordinated Tier, Series A	5.000%	10/1/48	7,400,000	8,831,900
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,025,500	(f)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,940,000	2,370,777	(h)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,622,920

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	$7,400,000	$8,768,630	(f)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,406,890
Hurst-Euless-Bedford, TX, ISD, GO, PSF - GTD	4.000%	8/15/44	4,200,000	4,619,790
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,199,770
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	710,000	833,164	(f)
Series 2017	5.000%	11/1/36	710,000	825,403	(f)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,376,760	(f)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,617,700
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,369,330
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,646,891
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	980,000	1,065,701
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	2,100,000	2,377,053
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	1,700,000	1,865,036
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	1,700,000	1,917,532
North Texas Tollway Authority Revenue:
1st Tier, Series A, Unrefunded	6.250%	1/1/39	1,495,000	1,499,993
Series A, Refunding	4.000%	1/1/39	5,000,000	5,340,050
Series B, Refunding	5.000%	1/1/40	11,205,000	12,334,800
Series B, Refunding	5.000%	1/1/45	11,000,000	12,425,710
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	14,750,000	17,858,415
Southside, TX, ISD, GO, School Building, Series 2017, PSF - GTD	5.000%	8/15/47	5,060,000	6,004,955

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Senior Living Ventana Project	6.750%	11/15/47	$2,000,000	$2,293,500
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	500,000	578,270
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	45,070,000	52,844,124
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/29	10,000,000	10,944,300
Series 2012	5.000%	12/15/30	15,000,000	16,370,700
Series 2012	5.000%	12/15/31	10,000,000	10,891,400
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,412,480	(f)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,500,050	(f)
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	15,826,050
Senior Lien, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project	6.875%	12/31/39	18,000,000	18,522,000
Texas State Water Development Board Revenue:
State Water Implementation Fund, Series A	5.000%	10/15/42	9,900,000	11,926,827
State Water Implementation Fund, Series A	5.000%	10/15/43	4,825,000	5,798,009
State Water Implementation Fund, Series A	5.000%	10/15/47	3,000,000	3,594,870
State Water Implementation Fund, Series B	5.000%	4/15/49	27,570,000	33,196,210
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A	6.750%	12/1/51	2,550,000	2,622,267	(d)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	887,621

Total Texas				439,001,899

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	4,200,000	4,194,750
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,085,000	6,092,606

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - (continued)
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	$4,915,000	$4,828,988
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	3,500,000	3,495,625

Total U.S. Virgin Islands				18,611,969

Utah - 0.4%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,664,864	(f)
Series A	5.000%	7/1/37	3,500,000	4,117,575	(f)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,978,375
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,225,987
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,323,179
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,374,504

Total Utah				18,684,484

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue, Series B, Class A-2, (3 mo. LIBOR + 3.000%)	5.576%	12/3/35	4,974,010	5,196,547	(c)(f)

Virginia - 1.4%
Arlington County, VA, IDA Revenue, Refunding	5.000%	2/15/43	1,650,000	1,966,322
Hampton Roads, VA, Sanitation District Waste-water Revenue:
Subordinated, Series A, Refunding	5.000%	8/1/33	15,000,000	18,015,750
Subordinated, Series A, Refunding	5.000%	8/1/43	5,000,000	5,885,300
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,141,860
Virginia Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,940,000	7,983,637	(f)
Series B, Refunding	5.000%	7/1/45	9,730,000	11,142,407	(f)
Virginia Public School Authority Revenue, Series B, Refunding	5.000%	8/1/28	3,120,000	4,010,947
Virginia Small Business Financing Authority Revenue, Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,250,260	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	$7,225,000	$7,397,099
Virginia State Small Business Financing Authority Revenue, Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,415,250	(f)

Total Virginia				67,208,832

Washington - 1.8%
Port of Seattle, WA, Revenue, Series A	5.000%	5/1/43	8,500,000	9,817,925	(f)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	8,534,425	(a)
Swedish Health Services, Series A	6.250%	11/15/41	21,550,000	23,511,265	(a)
Washington State HFC Revenue:
Heron’s Key, Series A	7.000%	7/1/45	2,000,000	2,214,960	(d)
Heron’s Key, Series A	7.000%	7/1/50	2,150,000	2,375,148	(d)
Presbyterian Retirement Communities North West Project, Refunding	5.000%	1/1/51	3,250,000	3,510,553	(d)
Washington State, GO:
Series R-2018D, Refunding	5.000%	8/1/34	6,900,000	8,378,256
Various Purpose, Series A	5.000%	8/1/41	24,035,000	29,087,638

Total Washington				87,430,170

West Virginia - 0.2%
West Virginia State Hospital Finance Authority Revenue:
United Health System, Refunding	5.500%	6/1/34	4,030,000	4,030,000	(a)
United Health System, Refunding	5.500%	6/1/39	4,000,000	4,000,000	(a)

Total West Virginia				8,030,000

Wisconsin - 1.8%
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	3,275,000	3,582,261	(f)
Mount Pleasant, WI, Tax Increment Revenue:
Series A	5.000%	4/1/43	1,750,000	2,065,700
Series A	5.000%	4/1/48	12,000,000	14,061,480
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue:
American Dream @ Meadowlands Project	5.000%	12/1/27	10,300,000	11,538,678	(d)
American Dream @ Meadowlands Project	7.000%	12/1/50	8,100,000	9,654,795	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	$17,220,000	$19,585,856	(f)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc., Series A	5.500%	4/15/29	9,000,000	9,310,050	(a)
Aurora Health Care Inc., Series A	5.625%	4/15/39	7,800,000	8,077,056	(a)
Children’s Hospital, Series B	5.375%	8/15/37	2,800,000	2,875,712	(a)
Essentia Health, Series B, AGC	5.125%	2/15/30	6,475,000	6,610,586

Total Wisconsin				87,362,174

Wyoming - 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series B	5.750%	7/15/39	11,000,000	11,054,010

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,469,951,755)				4,802,029,382

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
California - 0.0%
Alameda County, CA, IDA Revenue, JMS Family Partnership, Series A, LOC - Wells Fargo Bank N.A.	1.520%	10/1/25	500,000	500,000	(f)(l)(m)

Illinois - 0.0%
Sterling, IL, Tax Increment Revenue, Taxable Variable Rate Demand Limited Obligation, Rock River Redevelopment, LOC - Wells Fargo Bank N.A.	2.450%	12/1/22	300,000	300,000	(l)(m)

Mississippi - 0.0%
Mississippi Business Finance Corp., Industrial Development Revenue, Chevron USA Inc. Project, Series C	1.700%	11/1/35	200,000	200,000	(l)(m)

New York - 0.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series AA6, SPA - Mizuho Bank Ltd	2.000%	6/15/48	300,000	300,000	(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.1%
Utah County, UT, IHC Health Services Inc, Series C, SPA - U.S. Bank N.A.	1.430%	5/15/35	$1,175,000	$1,175,000	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,475,000)				2,475,000

TOTAL INVESTMENTS - 100.2% (Cost - $4,472,426,755)				4,804,504,382
Liabilities in Excess of Other Assets - (0.2)%				(8,674,781)

TOTAL NET ASSETS - 100.0%				$4,795,829,601

*	Non-income producing security.

(a)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	The coupon payment on these securities is currently in default as of May 31, 2019.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	The maturity principal is currently in default as of May 31, 2019.

(l)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

At May 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	410	9/19	$70,240,618	$72,070,313	$(1,829,695)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$4,802,029,382	—	$4,802,029,382
Short-Term Investments†	—	2,475,000	—	2,475,000

Total Investments	—	$4,804,504,382	—	$4,804,504,382

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,829,695	—	—	$1,829,695

†	See Schedule of Investments for additional detailed categorizations.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.3%
Alabama - 5.4%
Black Belt Energy Gas District, AL, Gas Supply
Revenue:
Series A	4.000%	12/1/23	$5,000,000	$5,386,850	(a)(b)
Series A, LIQ - Royal Bank Of Canada	4.000%	6/1/21	13,010,000	13,582,570	(a)(b)
Southeast Alabama Gas Supply District, Gas
Supply Revenue:
LIBOR, Project #2, Series B	2.516%	6/1/24	1,500,000	1,478,775	(a)(b)
Project #1, Series A	4.000%	4/1/24	10,880,000	11,770,746	(a)(b)
SIFMA Index, Project #1, Series C, (SIFMA Municipal Swap Index Yield + 0.650%)	2.070%	4/1/24	15,000,000	14,810,400	(a)(b)
Tuscaloosa, AL, Public Educational Building Authority, Student Housing Revenue, University of Alabama Ridgecrest, BAM, Refunding	5.000%	7/1/21	3,320,000	3,545,926

Total Alabama				50,575,267

Alaska - 1.1%
Borough of North Slope, AK, GO, Series A	5.000%	6/30/24	3,010,000	3,224,794
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series B, Refunding	5.000%	1/1/21	7,155,000	7,504,307

Total Alaska				10,729,101

Arizona - 2.0%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	3,650,000	3,752,091	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	5,000,000	5,722,100	(c)
Maricopa County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,104,963	(a)(b)(c)
State of Arizona Lottery Revenue, Refunding	5.000%	7/1/23	3,500,000	3,937,570	(d)

Total Arizona				18,516,724

California - 3.1%
California State Department of Water Resources, Central Valley Project Revenue, Water Systems, Series AT, (SIFMA Municipal Swap Index Yield + 0.370%)	1.790%	12/1/22	2,000,000	2,000,500	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding, (1 mo. LIBOR x 0.7 + 0.380%)	2.080%	8/1/21	3,750,000	3,751,500	(a)(b)

See Notes to Schedule of Investments.

1

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State MFA Revenue:
Second Lien Qualified Obligations, Anaheim System Distribution Facilities, (SIFMA Municipal Swap Index Yield + 0.350%)	1.770%	12/1/20	$6,500,000	$6,504,420	(a)(b)
Senior Lien, Linxs APM Project	5.000%	6/30/26	300,000	356,391	(c)
California State, GO:
Series A, Refunding, (SIFMA Municipal Swap Index Yield + 0.250%)	1.670%	5/1/21	6,000,000	5,995,620	(a)(b)
Series B, (SIFMA Municipal Swap Index Yield + 0.380%)	1.800%	12/1/22	6,890,000	6,897,579	(a)(b)
Series D, (SIFMA Municipal Swap Index Yield + 0.290%)	1.710%	12/1/20	350,000	350,088	(a)(b)
San Francisco City & County Airport Commission, San Francisco International Airport Revenue, Series A, Refunding	5.000%	5/1/25	2,505,000	2,746,081	(c)

Total California				28,602,179

Colorado - 4.0%
Adams and Arapahoe Counties, CO, Joint School District #28, GO:
Joint Refunding	5.000%	12/1/25	3,000,000	3,360,240
Joint Refunding	5.000%	12/1/26	6,135,000	6,860,586
City & County of Denver, CO, Airport System Revenue:
Series A	5.000%	11/15/24	6,250,000	6,937,875	(c)
Subordinate Series A	5.500%	11/15/27	2,480,000	2,870,005	(c)
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives, Series A	5.000%	2/1/21	2,080,000	2,184,520
Catholic Health Initiatives, Series A	5.000%	7/1/21	6,225,000	6,250,460
Catholic Health Initiatives, Series A	5.000%	2/1/25	2,615,000	2,750,771
Catholic Health Initiatives, Series B3	1.875%	11/6/19	5,545,000	5,542,505	(a)(b)
Plaza Metropolitan District #1, CO, Revenue, Refunding	5.000%	12/1/19	1,000,000	1,013,370	(e)

Total Colorado				37,770,332

Connecticut - 4.2%
Bridgeport, CT, GO:
Series D, AGM, Prerefunded	5.000%	8/15/21	285,000	306,859	(f)
Series D, AGM, Prerefunded	5.000%	8/15/22	355,000	394,227	(f)
Series D, AGM, Unrefunded	5.000%	8/15/21	715,000	764,514
Series D, AGM, Unrefunded	5.000%	8/15/22	885,000	971,871

See Notes to Schedule of Investments.

2

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State, GO:
Series A	2.320%	3/1/23	$3,600,000	$3,618,540	(b)
Series A	2.370%	3/1/24	2,100,000	2,111,382	(b)
Series A	5.000%	4/15/25	1,500,000	1,767,885
Series B	5.000%	4/15/25	2,500,000	2,731,900
Series B, Refunding	5.000%	4/15/21	1,670,000	1,772,555
Series C	5.000%	6/15/23	750,000	846,975
Series E	5.000%	9/15/23	4,500,000	4,955,715
Series E	5.000%	9/15/26	2,650,000	2,925,706
Series G, Refunding	5.000%	11/1/20	2,685,000	2,814,283
SIFMA Index, Series B, (SIFMA Municipal Swap Index Yield + 1.050%)	2.470%	3/1/23	4,225,000	4,269,574	(b)
Connecticut State, Special Tax Revenue:
Series B, Transportation Infrastructure Purpose	5.000%	1/1/24	2,915,000	3,253,548
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,310,000	5,925,854

Total Connecticut				39,431,388

Florida - 1.3%
Broward County, FL, Airport System Revenue, Series P, Refunding	5.000%	10/1/23	1,275,000	1,414,498	(c)
Broward County, FL, Port Facilities Revenue, Series B, Refunding	5.000%	9/1/22	3,000,000	3,211,170	(c)
Escambia County, FL, Gulf Power Co. Project	1.800%	11/19/20	1,150,000	1,140,984	(a)(b)
Miami-Dade County, FL, Aviation Revenue, Series B, Refunding	5.000%	10/1/20	2,175,000	2,271,526	(c)
Okeechobee County, FL, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,188,208	(a)(b)
Saint Johns County, FL, School Board, COP, Refunding	5.000%	7/1/21	1,500,000	1,606,530

Total Florida				11,832,916

Georgia - 5.1%
Burke County, GA, Development Authority, Pollution Control Revenue:
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	3,925,000	3,943,094	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	18,305,000	18,313,604	(a)(b)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A, LIQ - Royal Bank of Canada	4.000%	9/1/23	10,025,000	10,891,661	(a)(b)

See Notes to Schedule of Investments.

3

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Subordinated, Series E, LIQ - Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.570%)	1.990%	12/1/23	$11,250,000	$11,149,650	(a)(b)
Monroe County, GA, Development Authority, Oglethorpe Power Corp. Scherer Project	2.400%	4/1/20	3,925,000	3,926,845	(a)(b)

Total Georgia				48,224,854

Hawaii - 1.7%
Hawaii State Airports System Revenue, Refunding	5.000%	7/1/23	5,500,000	5,882,470	(c)
Honolulu City & County, HI, GO:
Rail Transit Project, (SIFMA Municipal Swap Index Yield + 0.300%)	1.720%	9/1/20	5,000,000	4,999,450	(a)(b)
Rail Transit Project, (SIFMA Municipal Swap Index Yield + 0.320%)	1.740%	9/1/20	4,850,000	4,849,466	(a)(b)

Total Hawaii				15,731,386

Illinois - 7.6%
Chicago, IL, GO:
Series 2002B	5.000%	1/1/20	1,575,000	1,599,397
Series 2003B, Refunding	5.000%	1/1/20	3,275,000	3,325,730
Chicago, IL, Midway International Airport Revenue, Series A, Refunding	5.000%	1/1/20	2,000,000	2,038,740	(c)
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/25	4,000,000	4,328,440	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/25	3,000,000	3,246,330	(c)
Series C	5.000%	1/1/23	1,035,000	1,148,736	(c)
Chicago, IL, Park District, GO, Series C, Refunding	5.000%	1/1/24	2,750,000	2,933,425
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/20	1,255,000	1,278,067
Chicago, IL, Waterworks Revenue, Second Lien, Refunding	5.000%	11/1/21	1,155,000	1,242,456
Illinois State EFA Revenue, University of Chicago, Series B-2	1.550%	2/13/20	2,500,000	2,498,100	(a)(b)
Illinois State Finance Authority Revenue:
Central Dupage Health, Series B	5.500%	11/1/20	3,915,000	3,979,245	(g)
Series 2019, Refunding	2.141%	11/1/34	3,500,000	3,497,795
University of Chicago Medical Center	5.000%	8/15/24	1,995,000	2,078,910
Illinois State, GO:
Series 2012, Refunding	5.000%	8/1/23	17,260,000	19,046,410

See Notes to Schedule of Investments.

4

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series 2016	5.000%	11/1/23	$5,420,000	$6,012,406
Series B, Refunding	5.000%	10/1/21	2,500,000	2,668,725
Series D	5.000%	11/1/21	5,375,000	5,750,390
University of Illinois Revenue, Auxiliary Facilities System, Series A, Refunding	5.000%	4/1/23	4,000,000	4,471,600

Total Illinois				71,144,902

Indiana - 3.2%
Indiana State Finance Authority, Hospital Revenue, Methodist Hospitals Inc., Series A, Refunding	5.000%	9/15/19	300,000	302,169
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	1.250%	5/1/20	3,270,000	3,261,760	(a)(b)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	11,000,000	12,126,400	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	7,500,000	8,327,775	(a)(c)
BP Products North America Inc. Project, BP PLC, (SIFMA Municipal Swap Index Yield + 0.750%)	2.170%	6/28/19	6,450,000	6,452,773	(a)(b)(c)

Total Indiana				30,470,877

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	750,000	759,000

Kansas - 1.7%
Kansas State Department of Transportation Highway Revenue, Series C-3	2.140%	9/1/23	16,000,000	16,001,440	(b)

Kentucky - 3.1%
Carroll County, KY, PCR, Kentucky Utilities Co. Project, Series A, Refunding	1.050%	9/1/19	2,500,000	2,494,375	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	4/1/24	22,170,000	24,024,077	(a)(b)
Louisville & Jefferson County, KY, Metropolitan Government, Pollution Control Revenue, Series A	1.850%	4/1/21	2,500,000	2,512,075	(a)(b)

Total Kentucky				29,030,527

Maryland - 2.7%
Maryland State and Local Facilities Loan, GO:
Series A	5.000%	3/1/22	15,415,000	16,907,634
Series B, Refunding	5.000%	8/1/24	6,970,000	8,198,672

Total Maryland				25,106,306

See Notes to Schedule of Investments.

5

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.2%
Massachusetts DFA, Wellforce Issue, Series A	5.000%	7/1/22	$400,000	$438,092
Massachusetts State Port Authority Revenue, Series A	5.000%	7/1/22	1,500,000	1,651,830	(c)

Total Massachusetts				2,089,922

Michigan - 1.0%
Michigan State Finance Authority Revenue:
Detroit Regional Convention Authority, Series H-1, Refunding	5.000%	10/1/20	1,215,000	1,229,106	(g)
Detroit Regional Convention Authority, Series H-1, Refunding	5.000%	10/1/21	1,300,000	1,356,940
Michigan State Hospital Finance Authority Revenue, Ascension Health Credit Group	1.500%	5/1/20	1,935,000	1,934,478	(a)
Wayne County, MI, Airport Authority Airport Revenue, Series A, Refunding	5.000%	12/1/22	4,645,000	5,025,147	(c)

Total Michigan				9,545,671

Montana - 0.5%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding	1.870%	9/1/23	1,900,000	1,900,893	(a)(b)
Montana State Facility Finance Authority Revenue, Billings Clinic Obligation, Refunding	1.970%	8/15/23	3,000,000	2,997,150	(a)(b)

Total Montana				4,898,043

Nevada - 1.7%
Clark County, NV, PCR, Southern California Edison Co., Series A, Refunding	1.875%	4/1/20	3,650,000	3,635,838	(a)
Clark County, NV, School District GO, Building, Series A, Refunding	5.000%	6/15/22	6,915,000	7,622,612
Washoe County, NV, Gas Facilities Revenue, Sierra Pacific Power Co., Refunding	1.500%	6/3/19	3,000,000	3,000,000	(a)(b)(c)
Washoe County, NV, Water Facilities Revenue, Series E, Refunding	2.050%	4/15/22	1,500,000	1,507,515	(a)(b)(c)

Total Nevada				15,765,965

New Jersey - 8.3%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Series 2014	5.000%	11/1/20	1,000,000	1,040,590
New Jersey State EDA Revenue:
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,287,912	(a)(c)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	2.970%	9/1/27	1,600,000	1,603,920	(b)

See Notes to Schedule of Investments.

6

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
School Facilities Construction, Series GG, Refunding	5.250%	9/1/26	$4,210,000	$4,436,119
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.020%	3/1/28	3,080,000	3,090,534	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/22	1,605,000	1,730,655
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	1,045,000	1,052,399	(c)
New Jersey State EFA Revenue, Kean University, Series H, Refunding	5.000%	7/1/20	1,000,000	1,037,170
New Jersey State Environmental Infrastructure Trust, Series A-R1, Refunding	5.000%	9/1/22	7,000,000	7,806,330
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, Senior, Series 1A-1	3.000%	12/1/19	4,250,000	4,275,075	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement Notes, Sub Series A-1 and Subseries AB-2	5.000%	6/15/22	5,800,000	6,319,622
Series AA	5.000%	6/15/26	5,470,000	6,046,210
Transportation Program Notes, Series BB-2, (SIFMA Municipal Swap Index Yield + 1.200%)	2.620%	12/15/21	15,750,000	15,866,707	(a)(b)
Transportation System, Series A, Refunding	5.000%	12/15/23	1,970,000	2,221,589
New Jersey State Turnpike Authority Revenue:
Refunding, Series C-4, Refunding	2.440%	1/1/24	4,000,000	4,031,720	(b)
Refunding, Series D-1, Refunding	2.408%	1/1/24	13,000,000	13,103,090	(b)
Tobacco Settlement Financing Corp., NJ, Series A, Refunding	5.000%	6/1/21	1,500,000	1,590,330

Total New Jersey				77,539,972

New Mexico - 4.7%
Farmington, NM, PCR:
Public Service Co. of New Mexico, Refunding	1.875%	10/1/21	5,390,000	5,377,172	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	11,500,000	11,455,380	(a)(b)
Southern California Edison Co., Refunding	1.875%	4/1/20	4,750,000	4,731,570	(a)(b)

See Notes to Schedule of Investments.

7

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - (continued)
Southern California Edison Co., Series A, Refunding	1.875%	4/1/20	$8,500,000	$8,467,020	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Subordinated, Series B, SPA - Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.750%)	2.415%	8/1/19	14,000,000	14,003,080	(a)(b)

Total New Mexico				44,034,222

New York - 7.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	3.750%	1/1/20	230,000	231,290	(c)(e)
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series C, Refunding	2.490%	10/1/23	4,500,000	4,505,760	(a)(b)
LIBOR Floating Rate, Series C, Refunding, (0.700 x 1 mo. USD LIBOR +0.750%)	2.490%	10/1/23	4,000,000	4,005,120	(a)(b)
MTA, NY, Dedicated Tax Revenue, Series A-2B, Refunding, (SIFMA Municipal Swap Index Yield + 0.580%)	2.000%	11/1/19	3,155,000	3,156,262	(a)(b)
MTA, NY, Revenue:
Series B-2A, BAN	5.000%	5/15/21	1,000,000	1,065,210
Subseries D-2, (SIFMA Municipal Swap Index Yield + 0.450%)	1.870%	11/15/22	6,500,000	6,478,225	(a)(b)
New York City, NY, GO, Series B	5.000%	8/1/23	3,325,000	3,579,961
New York State Dormitory Authority, Personal Income Tax Revenue, Series A	5.000%	3/15/24	5,000,000	5,847,900
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/21	9,000,000	9,533,790	(c)
Delta Air Lines Inc., LaGuardia Airport Terminal C&D Redevelopment Project	5.000%	1/1/22	7,350,000	7,903,382	(c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 106	5.000%	10/15/24	5,985,000	6,450,214	(c)
Consolidated Series 195	5.000%	10/1/21	4,475,000	4,826,914	(c)
Consolidated Series 207	5.000%	9/15/25	10,100,000	12,096,063	(c)

Total New York				69,680,091

See Notes to Schedule of Investments.

8

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.6%
North Carolina State Turnpike Authority Revenue:
Senior Lien, Refunding	5.000%	1/1/21	$410,000	$429,983
Senior Lien, Refunding	5.000%	1/1/22	600,000	646,740
Senior Lien, Refunding	5.000%	1/1/23	700,000	773,850
Senior Lien, Refunding	5.000%	1/1/25	500,000	578,875
University of North Carolina at Chapel Hill, General Revenue, Series A, Refunding	2.016%	12/1/21	3,000,000	3,000,540	(a)(b)

Total North Carolina				5,429,988

Ohio - 1.9%
American Municipal Power Inc., OH, Revenue, Prairie State Energy Campus Project, Series A, Refunding	2.300%	2/15/22	1,250,000	1,266,713	(a)(b)
Ohio State Higher Education, GO, Series A, Refunding	5.000%	8/1/22	3,000,000	3,331,110
Ohio State Higher Educational Facility Revenue, Series A, Refunding	2.158%	4/1/22	2,000,000	1,998,360	(a)(b)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,788,336
Ohio State Water Development Authority, Water PCR, Notes, Loan Fund, Series B, (SIFMA Municipal Swap Index Yield + 0.220%)	1.640%	12/1/20	6,500,000	6,495,190	(b)
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation, Series A, Refunding	5.000%	7/1/20	2,550,000	2,635,042

Total Ohio				17,514,751

Oregon - 0.7%
Oregon State Business Development Commission, Economic Development Revenue, Intel Corporation, Series 205	5.000%	3/1/22	6,015,000	6,522,846	(a)(b)(c)

Pennsylvania - 6.8%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/21	2,500,000	2,665,525
Commonwealth of Pennsylvania, GO, 2nd Series, Refunding	5.000%	1/15/22	5,000,000	5,444,700
General Authority of Southcentral Pennsylvania, Series B	2.020%	6/1/24	1,500,000	1,500,570	(a)(b)
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp., Refunding	1.800%	8/15/22	3,550,000	3,550,568	(a)(b)
PPL Electric Utilities Corp., Refunding	1.800%	9/1/22	8,825,000	8,779,286	(a)(b)

See Notes to Schedule of Investments.

9

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project, Series A, Refunding	2.550%	6/1/20	$3,000,000	$3,014,340	(a)(b)
Pennsylvania State Economic Development Financing Authority:
Unemployment Compensation Revenue	5.000%	1/1/21	880,000	881,487
Waste Management Inc. Project, Series A	1.700%	8/3/20	2,750,000	2,747,800	(a)(b)(c)
Waste Management Inc. Project, Series A	2.625%	11/1/21	500,000	507,620	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.600%)	2.020%	12/1/23	4,500,000	4,517,100	(b)
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	2.120%	12/1/23	10,000,000	10,051,000	(b)
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.880%)	2.300%	12/1/20	13,775,000	13,849,247	(b)
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.980%)	2.400%	12/1/21	5,250,000	5,317,253	(b)
Philadelphia, PA, Gas Works Co., 1998 General Ordinance, Refunding	5.000%	10/1/21	1,000,000	1,077,210

Total Pennsylvania				63,903,706

South Carolina - 0.6%
South Carolina State Transportation Infrastructure Bank, Series B, Reoffering Revenue, Refunding	2.054%	10/1/22	5,500,000	5,496,480	(a)(b)

Tennessee - 0.6%
Tennessee Energy Acquisition Corp., Project, Series A	4.000%	5/1/23	4,840,000	5,173,621	(a)(b)

Texas - 9.9%
Alvin, TX, ISD, GO, Schoolhouse, Series B, PSF - GTD	1.400%	8/15/20	2,500,000	2,496,150	(a)(b)
Austin, TX, Public Improvement, Series A	4.000%	9/1/26	2,635,000	2,838,159
Central Texas Turnpike System Revenue, First Tier, Series A, Refunding	5.000%	4/1/20	7,640,000	7,841,008	(a)(b)
Clear Creek, TX, ISD, GO:
Series B, PSF - GTD	1.450%	8/14/20	3,000,000	2,997,150	(a)(b)
Series B, PSF - GTD	2.150%	8/16/21	2,450,000	2,470,972	(a)(b)
Cypress-Fairbanks, TX, ISD, GO, Refunding	5.000%	2/15/25	2,000,000	2,116,620
Dallas-Fort Worth, TX, International Airport
Revenue, Series D	5.250%	11/1/23	2,250,000	2,453,085
Georgetown, TX, ISD, Series B	2.750%	8/1/22	1,780,000	1,838,117	(a)(b)

See Notes to Schedule of Investments.

10

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Goose Creek, TX, Consolidated ISD, GO, School Building, Series B, PSF - GTD	1.950%	8/14/20	$3,080,000	$3,095,215	(a)(b)
Grapevine-Colleyville, TX, ISD, GO	5.000%	8/15/28	2,000,000	2,386,120
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System, (SIFMA Municipal Swap Index Yield + 0.580%)	2.000%	12/1/19	2,425,000	2,425,024	(a)(b)
Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.750%)	2.170%	6/1/20	1,065,000	1,067,322	(b)
Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.830%)	2.250%	6/1/21	3,710,000	3,724,766	(b)
Houston, TX, Airport System Revenue:
Terminal Improvement Projects, Series B-2, Refunding	5.000%	7/15/20	1,600,000	1,644,672	(c)
United Airlines Inc., Terminal E Project Refunding	4.500%	7/1/20	8,150,000	8,346,089	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series C, Refunding	2.061%	8/1/21	8,400,000	8,384,712	(a)(b)
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	1.750%	9/1/20	2,000,000	1,987,800	(a)(b)(c)
North Texas Tollway Authority Revenue, First Tier, Refunding, Series C, (SIFMA Municipal Swap Index Yield + 0.670%)	2.090%	1/1/20	19,275,000	19,270,374	(a)(b)
Port of Arthur, TX, Navigation District, Exempt Facility Revenue, Emerald Renewable Diesel LLC Project	1.900%	6/1/49	5,000,000	5,000,650	(b)(c)(e)
Red River Education Finance Corp., TX, Higher Education Revenue:
St. Edwards University Project, Refunding	5.000%	6/1/19	750,000	750,000
St. Edwards University Project, Refunding	5.000%	6/1/20	940,000	966,987
San Antonio, TX, Electric and Gas Revenue, Junior Lien	2.750%	12/1/22	2,500,000	2,574,900	(a)(b)
San Antonio, TX, Water System Revenue, Junior Lien	2.625%	5/1/24	3,480,000	3,621,149	(a)(b)
Texas State Transportation Commission, Highway Improvement, GO	5.000%	4/1/28	2,550,000	2,945,990

Total Texas				93,243,031

See Notes to Schedule of Investments.

11

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 2.8%
Louisa, VA, IDA, PCR:
Series 2008 B, Refunding	2.150%	9/1/20	$3,355,000	$3,375,499	(a)(b)
Series A, Refunding	1.900%	6/1/23	1,000,000	1,005,320	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co., Series 2009 A	2.150%	9/1/20	15,150,000	15,242,567	(a)(b)
Virginia Electric & Power Co., Series A	1.875%	6/1/20	5,000,000	5,011,000	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	2,012,900	(a)(b)

Total Virginia				26,647,286

Washington - 1.7%
Port of Seattle, WA, Revenue, Intermediate, Subordinated, Series B, Refunding	5.000%	8/1/20	2,190,000	2,275,082	(c)
Port of Seattle, WA, Special Facility Revenue, Refunding	5.000%	6/1/20	1,170,000	1,208,984	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series C-2, (SIFMA Municipal Swap Index Yield + 0.490%)	1.910%	11/1/23	3,160,000	3,161,517	(a)(b)
SIFMA Index, Series C-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.490%)	1.910%	11/1/23	4,000,000	4,001,920	(a)(b)
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre, Refunding, (0.670 x 1 mo. USD LIBOR + 1.100%)	2.728%	7/1/22	5,000,000	5,049,650	(a)(b)

Total Washington				15,697,153

West Virginia - 1.0%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	2,750,000	2,763,695	(a)(b)(c)
West Virginia University Revenue, West Virginia University Project, Refunding, (SIFMA Municipal Swap Index Yield + 0.530%)	1.950%	10/1/19	7,000,000	7,000,560	(a)(b)

Total West Virginia				9,764,255

See Notes to Schedule of Investments.

12

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.6%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project, Refunding	2.000%	6/1/21	$9,845,000	$9,872,960	(a)(b)(c)
Wisconsin State HEFA Revenue, Ascension Senior Credit Group	1.375%	12/3/19	5,385,000	5,380,853	(a)(b)

Total Wisconsin				15,253,813

TOTAL MUNICIPAL BONDS (Cost - $914,200,577)				922,128,015

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 0.8%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	6/15/22	4,923,615	4,926,323	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	6/15/22	2,954,169	2,955,794	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,877,784)				7,882,117

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $922,078,361)				930,010,132

SHORT-TERM INVESTMENTS - 2.5%
MUNICIPAL BONDS - 2.5%
California - 0.0%
Alameda County, CA, IDA Revenue, JMS Family Partnership, Series A, LOC - Wells Fargo Bank N.A.	1.520%	10/1/25	200,000	200,000	(c)(i)(j)
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Public Safety Project, Series A, LOC - Wells Fargo Bank N.A.	1.100%	4/1/39	100,000	100,000	(i)(j)

Total California				300,000

Connecticut - 0.1%
Connecticut State HFA, Subseries B-6, SPA - Bank of Tokyo-Mitsubishi UFJ	1.420%	5/15/34	400,000	400,000	(i)(j)

Florida - 0.1%
Liberty County, FL, Industrial Development Revenue, Georgia Pacific Corp. Project	1.540%	10/1/28	1,000,000	1,000,000	(c)(e)(i)(j)

Massachusetts - 0.1%
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P, SPA - JPMorgan Chase & Co.	1.450%	7/1/27	500,000	500,000	(i)(j)

Michigan - 0.0%
Kent, MI, Hospital Finance Authority Revenue, Spectrum Health, Series B 3, Refunding, SPA - Wells Fargo Bank N.A.	1.480%	1/15/47	180,000	180,000	(i)(j)

See Notes to Schedule of Investments.

13

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.0%
Missouri State HEFA Revenue, BJC Health System, Series D	1.380%	5/15/38	$350,000	$350,000	(i)(j)

New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue:
Southern Ocean County Hospital, LOC - Wells Fargo Bank N.A.	1.260%	7/1/36	200,000	200,000	(i)(j)
Subordinate, Series A-5, LOC - Wells Fargo Bank N.A.	1.260%	7/1/36	600,000	600,000	(i)(j)

Total New Jersey				800,000

New York - 1.1%
New York City, NY, GO:
Subordinate Series G-6, LOC - Mizuho Bank Ltd.	2.080%	4/1/42	200,000	200,000	(i)(j)
Subseries D-3, SPA - JPMorgan Chase & Co.	2.000%	8/1/38	1,500,000	1,500,000	(i)(j)
Subseries H-5, LOC - Dexia Credit Local	2.000%	3/1/34	700,000	700,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series AA6, SPA - Mizuho Bank Ltd	2.000%	6/15/48	2,600,000	2,600,000	(i)(j)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.430%	6/1/36	1,300,000	1,300,000	(c)(i)(j)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.430%	11/1/39	400,000	400,000	(c)(i)(j)
New York State HFA Revenue:
363 West 30th Street, Series A, LIQ - FHLMC	1.450%	11/1/32	300,000	300,000	(c)(i)(j)
55 West 25th Street Housing, Series A, LIQ - FNMA, LOC - FNMA	1.450%	11/15/38	800,000	800,000	(c)(i)(j)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	1.410%	3/15/33	500,000	500,000	(i)(j)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	1.800%	1/1/32	1,900,000	1,900,000	(i)(j)

Total New York				10,200,000

North Carolina - 0.1%
Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.430%	7/1/36	100,000	100,000	(i)(j)

See Notes to Schedule of Investments.

14

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, Series B, SPA - JPMorgan Chase & Co.	1.480%	11/1/34	$400,000	$400,000	(i)(j)
Raleigh, NC, COP, Downtown Improvement Project, Series B-1 RMK, SPA - Wells Fargo Bank N.A.	1.470%	2/1/34	710,000	710,000	(i)(j)

Total North Carolina				1,210,000

Pennsylvania - 0.1%
Lancaster, PA, IDA Revenue, Series C, LOC - PNC Bank N.A.	1.430%	12/1/39	600,000	600,000	(i)(j)
North Huntingdon Township, PA, Municipal Authority Revenue, Variable Rate Demand, Series 2011, SPA - PNC Bank N.A.	1.430%	4/1/20	105,000	105,000	(i)(j)

Total Pennsylvania				705,000

Texas - 0.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System, Subseries C-2	2.250%	12/1/27	100,000	100,000	(i)(j)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	2.250%	12/1/41	1,500,000	1,500,000	(i)(j)
Permanent University Fund - University of Texas System, Series A	1.380%	7/1/38	200,000	200,000	(i)(j)
University of Texas System Revenue, Financing System Bonds, Taxable Subordinated, Series G-1, LIQ - University of Texas Investment Management Co.	2.380%	8/1/45	2,300,000	2,300,000	(i)(j)

Total Texas				4,100,000

Virginia - 0.0%
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute, Series A	1.470%	6/1/43	300,000	300,000	(i)(j)

Washington - 0.1%
Washington State HFC, Series P, LOC - Wells Fargo Bank N.A.	1.460%	4/1/43	495,000	495,000	(i)(j)
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project, LOC - Wells Fargo Bank N.A.	1.460%	10/1/29	200,000	200,000	(i)(j)

Total Washington				695,000

See Notes to Schedule of Investments.

15

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.3%
Wisconsin Housing & Economic Development Authority Revenue, Taxable, Series D, SPA - FHLB	2.390%	3/1/28	$3,055,000	$3,055,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $23,795,000)				23,795,000

TOTAL INVESTMENTS - 101.6% (Cost - $945,873,361)				953,805,132
Liabilities in Excess of Other Assets - (1.6)%				(15,304,131)

TOTAL NET ASSETS - 100.0%				$938,501,001

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

16

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation.Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund value these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

18

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$922,128,015	—	$922,128,015
Collateralized Mortgage Obligations	—	7,882,117	—	7,882,117

Total Long-Term Investments	—	930,010,132	—	930,010,132

Short-Term Investments†	—	23,795,000	—	23,795,000

Total Investments	—	$953,805,132	—	$953,805,132

†	See Schedule of Investments for additional detailed categorizations.

20